Supplemental Schedules-Condensed Consolidating Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Unrealized loss due to fair value adjustments on interest rate swap agreements, tax	$ 428	$ 375	$ 557	$ 3,786	$ 4,339
Unrealized gain due to fair value adjustments on available-for-sale securities, tax	833	2,550	1,499	8,128	3,425
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Unrealized loss due to fair value adjustments on interest rate swap agreements, tax	428
Unrealized gain due to fair value adjustments on available-for-sale securities, tax	$ 833